Organization (Q2) (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2018 USD ($)	Nov. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) property	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2019 property	Dec. 31, 2018	Nov. 16, 2018	Nov. 09, 2018
Schedule of Equity Method Investments [Line Items]
Number of real estate properties | property			303			298
Distributions and proceeds from unconsolidated joint venture			$ 161,846	$ 0	$ 0
Necessity Retail Partners
Schedule of Equity Method Investments [Line Items]
Number of real estate properties			13			13	13	13
Equity method investment, ownership percentage						20.00%	20.00%	20.00%
Grocery Retail Partners I
Schedule of Equity Method Investments [Line Items]
Number of real estate properties			17			17	17		17
Fair value of property contributed or sold		$ 359,000	$ 359,000
Equity method investment, ownership percentage						15.00%	15.00%		15.00%
Distributions and proceeds from unconsolidated joint venture		$ 161,800	161,800
REIT II
Schedule of Equity Method Investments [Line Items]
Total consideration	$ 1,900,000		$ 1,900,000
Number of real estate properties								86